Victory RS International Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025
MSCI EAFE Index (Net) reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%		8.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	19.78%	7.73%		7.88%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.01%	7.25%		7.52%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.53%	6.16%		6.45%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	25.08%	8.19%		7.88% [1]
Class R
Prospectus [Line Items]
Average Annual Return, Percent	26.78%	8.75%		8.23%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	27.42%	9.33%	8.98%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	27.38%	9.29%		8.80%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
[2]	Inception date of Class R6 is May 2, 2019.